Convertible Notes Payable - Schedule of Convertible Notes Payable (Detail) - USD ($) $ in Thousands	Apr. 03, 2020	Dec. 31, 2019	Nov. 30, 2019	Apr. 30, 2019
2018 Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes, principal	$ 40,200	$ 40,250		$ 40,300
Accrued interest	2,800	2,319
Less: unamortized debt discount		(118)
Convertible notes, net		42,451
2019 Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes, principal	29,300	29,332	$ 29,300
Accrued interest	$ 700	388
Less: unamortized debt discount		(55)
Convertible notes, net		$ 29,665